Commitments and Contingencies (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Amount of gain or (loss) reclassified from AOCI into income as a result that a forecasted transaction is no longer probable of occurring		$ 4,200	$ (74,500)		$ (13,000)	$ 13,000	$ 645,000
Credit loss liability expense (reversal)		267,300		$ 170,000.0	0	0	$ (1,380,000)
Unfunded Loan Commitment
Derivatives, Fair Value [Line Items]
Credit loss liability expense (reversal)	$ (97,300)	(7,500)		$ (104,700)
Interest Rate Lock Commitments
Derivatives, Fair Value [Line Items]
Derivative asset, notional amount		$ 838,000	$ 1,400,000		$ 926,000	$ 24,700,000